EXPLORATION AND EVALUATION EXPENSES	12 Months Ended
Dec. 31, 2022
EXPLORATION AND EVALUATION EXPENSES
EXPLORATION AND EVALUATION EXPENSES

8.EXPLORATION AND EVALUATION EXPENSES

	Years ended
	December 31
	2022	2021
Camino Rojo Project	$3,765	$9,908
Cerro Quema Project	7,176	4,771
Nevada projects	7,616	366
Other	382	63
	$18,939	$15,108